Schedule of deferred tax assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		$ 8,968,929	$ 4,163,838
Deferred tax charged to consolidated statements of profit or loss during the year		(1,312,284)	4,805,091
Deferred tax assets, ending balance	$ 983,727	7,656,645	8,968,929
Accelerated tax depreciation [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		6,364,003	1,966,254
Deferred tax charged to consolidated statements of profit or loss during the year		21,165	4,397,749
Deferred tax assets, ending balance	820,368	6,385,168	6,364,003
Losses available for off setting against future taxable profits [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		1,482,419	1,182,688
Deferred tax charged to consolidated statements of profit or loss during the year		(824,575)	299,731
Deferred tax assets, ending balance	84,520	657,844	1,482,419
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		(10,156,529)	(11,239,859)
Deferred tax charged to consolidated statements of profit or loss during the year		2,837,872	1,083,330
Deferred tax assets, ending balance	(940,303)	(7,318,657)	(10,156,529)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets, beginning balance		11,279,036	12,254,755
Deferred tax charged to consolidated statements of profit or loss during the year		(3,346,746)	(975,719)
Deferred tax assets, ending balance	$ 1,019,142	$ 7,932,290	$ 11,279,036